Distribution Date:	07/17/23	WFRBS Commercial Mortgage Trust 2013-C16
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		General	(305) 229-6465
Principal Prepayment Detail	18		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	19	Administrator	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	U.S. Bank Trust Company, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938EAC7	1.406000%	52,514,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938EAF0	3.223000%	160,623,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938EAJ2	3.922000%	43,958,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938EAM5	4.136000%	183,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92938EAQ6	4.415000%	221,621,000.00	166,004,147.47	92,776,774.94	610,756.93	0.00	0.00	93,387,531.87	73,227,372.53	80.43%	30.00%
A-SB	92938EAT0	3.963000%	70,395,000.00	748.14	748.14	2.47	0.00	0.00	750.61	0.00	0.00%	30.00%
A-S	92938EAW3	4.668000%	100,665,000.00	100,665,000.00	0.00	391,586.85	0.00	0.00	391,586.85	100,665,000.00	53.52%	20.38%
B	92938EBF9	4.949303%	56,216,000.00	56,216,000.00	0.00	231,858.34	0.00	0.00	231,858.34	56,216,000.00	38.49%	15.00%
C	92938EBJ1	4.949303%	41,835,000.00	41,835,000.00	0.00	172,545.07	0.00	0.00	172,545.07	41,835,000.00	27.31%	11.00%
D	92938EBR3	4.949303%	47,064,000.00	47,064,000.00	0.00	194,111.66	0.00	0.00	194,111.66	47,064,000.00	14.73%	6.50%
E	92938EBU6	3.850000%	24,839,000.00	24,839,000.00	0.00	79,691.79	0.00	0.00	79,691.79	24,839,000.00	8.09%	4.13%
F	92938EBX0	3.850000%	10,459,000.00	10,459,000.00	0.00	33,555.96	0.00	0.00	33,555.96	10,459,000.00	5.30%	3.13%
G	92938ECA9	3.850000%	32,684,083.00	19,813,602.73	0.00	58,702.98	0.00	1,073.37	58,702.98	19,812,529.36	0.00%	0.00%
V	92938ECD3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938ECG6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,873,085.00	466,896,498.34	92,777,523.08	1,772,812.05	0.00	1,073.37	94,550,335.13	374,117,901.89

X-A	92938EAZ6	0.438799%	832,776,000.00	266,669,895.61	0.00	97,512.14	0.00	0.00	97,512.14	173,892,372.53
X-B	92938EBN2	1.099303%	67,982,083.00	55,111,602.73	0.00	50,486.95	0.00	0.00	50,486.95	55,110,529.36
Notional SubTotal			900,758,083.00	321,781,498.34	0.00	147,999.09	0.00	0.00	147,999.09	229,002,901.89

Deal Distribution Total					92,777,523.08	1,920,811.14	0.00	1,073.37	94,698,334.22

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938EAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938EAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938EAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938EAM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92938EAQ6	749.04520542	418.62808552	2.75586217	0.00000000	0.00000000	0.00000000	0.00000000	421.38394769	330.41711990
A-SB	92938EAT0	0.01062774	0.01062774	0.00003509	0.00000000	0.00000000	0.00000000	0.00000000	0.01066283	0.00000000
A-S	92938EAW3	1,000.00000000	0.00000000	3.89000000	0.00000000	0.00000000	0.00000000	0.00000000	3.89000000	1,000.00000000
B	92938EBF9	1,000.00000000	0.00000000	4.12441903	0.00000000	0.00000000	0.00000000	0.00000000	4.12441903	1,000.00000000
C	92938EBJ1	1,000.00000000	0.00000000	4.12441903	0.00000000	0.00000000	0.00000000	0.00000000	4.12441903	1,000.00000000
D	92938EBR3	1,000.00000000	0.00000000	4.12441909	0.00000000	0.00000000	0.00000000	0.00000000	4.12441909	1,000.00000000
E	92938EBU6	1,000.00000000	0.00000000	3.20833327	0.00000000	0.00000000	0.00000000	0.00000000	3.20833327	1,000.00000000
F	92938EBX0	1,000.00000000	0.00000000	3.20833349	0.00000000	0.00000000	0.00000000	0.00000000	3.20833349	1,000.00000000
G	92938ECA9	606.21565335	0.00000000	1.79607242	0.14886941	49.00869913	0.00000000	0.03284076	1.79607242	606.18281259
V	92938ECD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938ECG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938EAZ6	320.21803655	0.00000000	0.11709288	0.00000000	0.00000000	0.00000000	0.00000000	0.11709288	208.81049950
X-B	92938EBN2	810.67834785	0.00000000	0.74265082	0.00000000	0.00000000	0.00000000	0.00000000	0.74265082	810.66255884

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/23 - 06/30/23	30	0.00	610,756.93	0.00	610,756.93	0.00	0.00	0.00	610,756.93	0.00
A-SB	06/01/23 - 06/30/23	30	0.00	2.47	0.00	2.47	0.00	0.00	0.00	2.47	0.00
A-S	06/01/23 - 06/30/23	30	0.00	391,586.85	0.00	391,586.85	0.00	0.00	0.00	391,586.85	0.00
X-A	06/01/23 - 06/30/23	30	0.00	97,512.14	0.00	97,512.14	0.00	0.00	0.00	97,512.14	0.00
B	06/01/23 - 06/30/23	30	0.00	231,858.34	0.00	231,858.34	0.00	0.00	0.00	231,858.34	0.00
C	06/01/23 - 06/30/23	30	0.00	172,545.07	0.00	172,545.07	0.00	0.00	0.00	172,545.07	0.00
X-B	06/01/23 - 06/30/23	30	0.00	50,486.95	0.00	50,486.95	0.00	0.00	0.00	50,486.95	0.00
D	06/01/23 - 06/30/23	30	0.00	194,111.66	0.00	194,111.66	0.00	0.00	0.00	194,111.66	0.00
E	06/01/23 - 06/30/23	30	0.00	79,691.79	0.00	79,691.79	0.00	0.00	0.00	79,691.79	0.00
F	06/01/23 - 06/30/23	30	0.00	33,555.96	0.00	33,555.96	0.00	0.00	0.00	33,555.96	0.00
G	06/01/23 - 06/30/23	30	1,596,938.73	63,568.64	0.00	63,568.64	4,865.66	0.00	0.00	58,702.98	1,601,804.39
Totals			1,596,938.73	1,925,676.80	0.00	1,925,676.80	4,865.66	0.00	0.00	1,920,811.14	1,601,804.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938EAW3	4.668000%	100,508,581.00	100,508,581.00	0.00	390,978.38	0.00	0.00	390,978.38	100,508,581.00
A-S (PEX)	NA	4.668000%	156,419.00	156,419.00	0.00	608.47	0.00	0.00	608.47	156,419.00
B (Cert)	92938EBF9	4.949303%	56,128,531.00	56,128,531.00	0.00	231,497.58	0.00	0.00	231,497.58	56,128,531.00
B (PEX)	NA	4.949303%	87,469.00	87,469.00	0.00	360.76	0.00	0.00	360.76	87,469.00
C (Cert)	92938EBJ1	4.949303%	41,768,888.00	41,768,888.00	0.00	172,272.40	0.00	0.00	172,272.40	41,768,888.00
C (PEX)	NA	4.949303%	66,112.00	66,112.00	0.00	272.67	0.00	0.00	272.67	66,112.00
Regular Interest Total			198,716,000.00	198,716,000.00	0.00	795,990.26	0.00	0.00	795,990.26	198,716,000.00

Exchangeable Certificate Details
PEX	92938EBM4	4.807364%	310,000.00	310,000.00	0.00	1,241.90	0.00	0.00	1,241.90	310,000.00
Exchangeable Certificates Total			310,000.00	310,000.00	0.00	1,241.90	0.00	0.00	1,241.90	310,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	94,698,334.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,938,679.67	Master Servicing Fee	10,345.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,564.10
Interest Adjustments	0.00	Trustee Fee	186.76
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	194.54
ARD Interest	0.00	Trust Advisor Fee	712.07
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,938,679.67	Total Fees	13,002.89

Principal		Expenses/Reimbursements
Scheduled Principal	34,868,364.54	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	57,910,231.91	Special Servicing Fees (Monthly)	4,266.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,073.37)	Special Servicing Fees (Work Out)	599.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	92,777,523.08	Total Expenses/Reimbursements	4,865.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,920,811.14
Excess Liquidation Proceeds	0.00	Principal Distribution	92,777,523.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	94,698,334.22
Total Funds Collected	94,716,202.75	Total Funds Distributed	94,716,202.77

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	466,896,498.34	466,896,498.34	Beginning Certificate Balance	466,896,498.34
(-) Scheduled Principal Collections	34,868,364.54	34,868,364.54	(-) Principal Distributions	92,777,523.08
(-) Unscheduled Principal Collections	57,910,231.91	57,910,231.91	(-) Realized Losses	1,073.37
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,073.37
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,073.37	1,073.37	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	374,117,901.89	374,117,901.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	467,011,231.45	467,011,231.45	Ending Certificate Balance	374,117,901.89
Ending Actual Collateral Balance	374,256,229.23	374,256,229.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP
1,000,000 or less	1	535,703.55	0.14%	2	5.4700	0.950000	1.30 or less	6	38,595,399.44	10.32%	2	5.2996	0.560838
1,000,001 to 2,000,000	2	2,906,284.03	0.78%	1	5.2222	2.842297	1.31 to 1.40	2	11,299,138.85	3.02%	2	5.4789	1.371850
2,000,001 to 3,000,000	4	11,407,797.87	3.05%	1	5.4922	2.138084	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	6,687,953.38	1.79%	2	5.3684	2.002076	1.51 to 1.60	1	2,804,674.67	0.75%	1	5.6800	1.600000
4,000,001 to 5,000,000	2	9,150,332.65	2.45%	2	5.6543	1.603437	1.61 to 1.70	1	3,275,390.65	0.88%	1	5.2000	1.650000
5,000,001 to 6,000,000	1	5,668,683.55	1.52%	1	5.2400	0.860000	1.71 to 1.80	2	4,361,759.21	1.17%	1	5.5700	1.783654
6,000,001 to 7,000,000	2	13,450,948.71	3.60%	1	5.2140	1.063562	1.81 to 1.90	1	4,545,974.09	1.22%	1	5.7600	1.850000
7,000,001 to 8,000,000	1	7,044,522.59	1.88%	2	5.5000	2.350000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	4	38,857,085.32	10.39%	2	4.8595	2.546049
10,000,001 to 15,000,000	3	34,358,714.62	9.18%	2	5.1282	1.139618	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	16,700,000.00	4.46%	2	4.6200	2.570000	3.01 to 3.50	2	160,000,000.00	42.77%	2	4.4813	3.315000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or Greater	2	4,171,518.72	1.12%	2	5.1838	4.044611
50,000,001 to 90,000,000	1	60,000,000.00	16.04%	1	4.3600	3.440000	Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
90,000,001 or greater	1	100,000,000.00	26.73%	3	4.5540	3.240000
Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	106,206,960.94	28.39%	2	5.3736	NAP
							Defeased	19	106,206,960.94	28.39%	2	5.3736	NAP
Alabama	3	10,089,890.65	2.70%	2	4.8083	2.313474
							Lodging	4	18,999,529.91	5.08%	2	5.6009	1.879735
California	1	100,000,000.00	26.73%	3	4.5540	3.240000
							Mobile Home Park	1	2,858,955.10	0.76%	2	5.3600	4.010000
Florida	1	3,412,562.73	0.91%	2	5.5300	2.340000
							Multi-Family	2	1,848,267.17	0.49%	2	4.9942	3.201204
Georgia	4	74,482,312.85	19.91%	1	4.4877	3.085152
							Office	6	33,776,642.25	9.03%	2	5.3357	0.607811
Louisiana	1	2,509,000.00	0.67%	2	4.6200	2.690000
							Retail	13	207,014,983.79	55.33%	2	4.5759	3.032737
Michigan	4	11,712,407.97	3.13%	1	5.6701	1.765427
							Self Storage	1	3,412,562.73	0.91%	2	5.5300	2.340000
Minnesota	1	6,756,168.42	1.81%	1	5.0000	0.750000
							Totals	46	374,117,901.89	100.00%	2	4.9398	2.292039
Nebraska	1	2,466,000.00	0.66%	2	4.6200	2.690000

New Jersey	1	535,703.55	0.14%	2	5.4700	0.950000

New York	2	12,166,007.17	3.25%	2	5.4343	(0.117533)

North Carolina	4	22,578,271.07	6.04%	2	4.9651	1.886285

Ohio	2	13,739,302.88	3.67%	2	5.4659	1.877346

Texas	2	7,463,313.66	1.99%	2	5.4772	2.375130

Totals	46	374,117,901.89	100.00%	2	4.9398	2.292039

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP
	4.500% or less	1	60,000,000.00	16.04%	1	4.3600	3.440000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	128,400,000.00	34.32%	3	4.5686	3.102741	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	2	8,068,732.04	2.16%	1	4.9675	1.298207	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	8,944,074.20	2.39%	1	5.2254	1.149304	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	6	31,915,361.90	8.53%	2	5.3788	1.748345	49 months or greater	21	267,910,940.95	71.61%	2	4.7678	2.648016
	5.501% to 5.750%	6	26,036,798.72	6.96%	2	5.5485	0.755738	Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
	5.751% to 6.000%	1	4,545,974.09	1.22%	1	5.7600	1.850000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP
	60 months or less	21	267,910,940.95	71.61%	2	4.7678	2.648016	Interest Only	4	188,400,000.00	50.36%	2	4.5022	3.210149
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	36,131,676.28	9.66%	1	5.4214	1.684987
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	6	43,379,264.67	11.60%	2	5.3769	1.008755
	Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	106,206,960.94	28.39%	2	5.3736	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	266,598,377.33	71.26%	2	4.7676	2.640769
	13 months to 24 months	1	1,312,563.62	0.35%	2	4.8000	4.120000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	374,117,901.89	100.00%	2	4.9398	2.292039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000274	RT	San Diego	CA	Actual/360	4.554%	379,500.00	0.00	0.00	N/A	10/01/23	--	100,000,000.00	100,000,000.00	07/01/23
3	310921074	RT	Augusta	GA	Actual/360	4.360%	218,000.00	0.00	0.00	N/A	08/01/23	--	60,000,000.00	60,000,000.00	07/01/23
5	300830005	MF	Various	Various	Actual/360	5.180%	148,415.82	54,380.49	0.00	N/A	09/05/23	--	34,382,042.39	34,327,661.90	07/05/23
6	440000261	LO	Richmond	VA	Actual/360	4.931%	99,098.96	24,116,559.77	0.00	N/A	09/01/23	--	24,116,559.77	0.00	07/01/23
11	310920271	OF	Lehi	UT	Actual/360	5.050%	77,800.53	18,487,255.79	0.00	N/A	08/01/23	--	18,487,255.79	0.00	07/01/23
13	310919937	RT	Duluth	GA	Actual/360	5.181%	67,691.67	15,678,442.13	0.00	N/A	07/01/23	--	15,678,442.13	0.00	07/01/23
16	310920213	RT	Various	Various	Actual/360	4.620%	64,295.00	0.00	0.00	09/01/23	09/01/33	--	16,700,000.00	16,700,000.00	07/01/23
17	310918790	OF	Chicago	IL	Actual/360	5.180%	58,201.21	30,554.71	0.00	N/A	09/01/23	--	13,482,906.32	13,452,351.61	07/01/23
23	310920470	OF	Raleigh	NC	Actual/360	5.280%	52,043.32	22,755.23	0.00	N/A	09/01/23	--	11,828,026.30	11,805,271.07	07/01/23
24	440000268	OF	Albany	NY	Actual/360	5.511%	49,952.80	23,594.22	0.00	N/A	09/01/23	--	10,877,037.77	10,853,443.55	01/01/23
29	310920211	RT	Various	Various	Actual/360	4.620%	45,045.00	0.00	0.00	09/01/23	09/01/33	--	11,700,000.00	11,700,000.00	07/01/23
30	416000108	OF	Atlanta	GA	Actual/360	5.470%	44,017.82	9,656,559.24	0.00	N/A	07/01/23	--	9,656,559.24	0.00	07/01/23
32	416000103	MF	Tucker	GA	Actual/360	5.660%	39,831.17	17,955.64	0.00	N/A	09/01/23	--	8,444,770.41	8,426,814.77	07/01/23
33	440000267	RT	Charlotte	NC	Actual/360	5.464%	36,316.08	17,409.50	0.00	N/A	09/01/23	--	7,975,713.18	7,958,303.68	07/01/23
34	310919157	MH	Tracy	CA	Actual/360	5.070%	32,522.29	17,800.74	0.00	N/A	08/01/23	--	7,697,582.56	7,679,781.82	07/01/23
36	300830036	LO	Mentor	OH	Actual/360	5.500%	32,357.69	15,336.59	0.00	N/A	09/01/23	--	7,059,859.18	7,044,522.59	07/01/23
37	300830037	OF	Blaine	MN	Actual/360	5.000%	28,216.55	15,802.82	0.00	N/A	08/01/23	--	6,771,971.24	6,756,168.42	07/01/23
39	300830039	RT	Toledo	OH	Actual/360	5.430%	30,360.45	14,711.94	0.00	N/A	09/01/23	--	6,709,492.23	6,694,780.29	07/01/23
41	300830041	MH	Mission	TX	Actual/360	5.370%	26,224.02	12,952.15	0.00	N/A	09/01/23	--	5,860,115.39	5,847,163.24	07/01/23
43	820919812	LO	Frederick	MD	Actual/360	5.270%	25,553.68	5,818,675.87	0.00	N/A	07/01/23	--	5,818,675.87	0.00	07/01/23
45	300830045	RT	Fort Worth	TX	Actual/360	5.510%	20,437.54	26,377.21	0.00	N/A	09/01/23	--	4,451,007.68	4,424,630.47	07/01/23
47	300830047	RT	Macon	GA	Actual/360	5.240%	24,801.51	11,051.48	0.00	N/A	08/01/23	--	5,679,735.03	5,668,683.55	07/01/23
48	300830048	SS	Sacramento	CA	Actual/360	5.480%	24,453.16	11,663.43	0.00	N/A	09/05/23	--	5,354,706.56	5,343,043.13	07/05/23
49	300830049	LO	El Paso	TX	Actual/360	5.550%	21,367.57	15,657.05	0.00	N/A	09/01/23	--	4,620,015.61	4,604,358.56	07/01/23
50	300830050	LO	Chesterfield	MI	Actual/360	5.760%	21,893.92	15,259.02	0.00	N/A	08/01/23	--	4,561,233.11	4,545,974.09	07/01/23
52	310920134	OF	Merced	CA	Actual/360	5.070%	18,222.38	4,312,988.28	0.00	N/A	09/01/23	--	4,312,988.28	0.00	07/01/23
54	416000105	MF	Humble	TX	Actual/360	5.680%	19,597.80	8,779.75	0.00	N/A	09/01/23	--	4,140,381.23	4,131,601.48	07/01/23
56	416000106	SS	Miami	FL	Actual/360	5.530%	15,779.81	11,626.87	0.00	N/A	09/01/23	--	3,424,189.60	3,412,562.73	07/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	410919800	MU	Santa Barbara	CA	Actual/360	5.210%	15,340.38	3,533,293.92	0.00	N/A	08/01/23	--	3,533,293.92	0.00	07/01/23
58	780919585	MF	Vancouver	WA	Actual/360	5.420%	15,881.23	6,629.97	0.00	N/A	09/01/23	--	3,516,140.00	3,509,510.03	07/01/23
61	416000104	LO	Marysville	OH	Actual/360	6.060%	15,819.47	10,099.49	0.00	N/A	09/01/23	--	3,132,567.52	3,122,468.03	07/01/23
62	410919482	MH	Mandan	ND	Actual/360	5.350%	13,594.64	3,049,264.85	0.00	N/A	08/01/23	--	3,049,264.85	0.00	07/01/23
63	410919913	RT	Birmingham	AL	Actual/360	5.200%	14,225.70	7,464.18	0.00	N/A	08/01/23	--	3,282,854.83	3,275,390.65	07/01/23
64	300830064	MH	Mission	TX	Actual/360	5.360%	12,814.23	9,901.58	0.00	N/A	09/01/23	--	2,868,856.68	2,858,955.10	07/01/23
65	410919333	RT	Dearborn	MI	Actual/360	5.430%	12,971.49	2,866,627.41	0.00	N/A	08/01/23	--	2,866,627.41	0.00	07/01/23
67	300830067	SS	Centennial	CO	Actual/360	5.660%	14,682.20	3,112,833.92	0.00	N/A	07/05/23	--	3,112,833.92	0.00	07/05/23
68	300830068	LO	Walker	MI	Actual/360	5.680%	13,320.37	9,487.87	0.00	N/A	08/01/23	--	2,814,162.54	2,804,674.67	07/01/23
69	410919629	RT	Albany	GA	Actual/360	5.370%	13,347.86	6,631.99	0.00	N/A	08/01/23	--	2,982,761.29	2,976,129.30	07/01/23
71	410918090	OF	Bingham Farms	MI	Actual/360	5.570%	12,876.19	6,006.04	0.00	N/A	08/01/23	--	2,774,044.84	2,768,038.80	07/01/23
72	300830072	MF	Dallas	TX	Actual/360	6.160%	12,502.81	7,774.82	0.00	N/A	09/01/23	--	2,435,612.73	2,427,837.91	07/01/23
75	300830075	SS	Coeur dAlene	ID	Actual/360	5.530%	10,272.65	4,852.16	0.00	N/A	08/01/23	--	2,229,146.99	2,224,294.83	07/01/23
78	410919480	MH	Mandan	ND	Actual/360	5.400%	7,731.86	1,718,192.07	0.00	N/A	08/01/23	--	1,718,192.07	0.00	07/01/23
80	300830080	MH	Indianapolis	IN	Actual/360	5.340%	7,955.67	3,967.12	0.00	N/A	09/05/23	--	1,787,790.16	1,783,823.04	07/05/23
82	410918481	OF	Plymouth	MI	Actual/360	5.570%	7,413.57	3,458.01	0.00	N/A	08/01/23	--	1,597,178.42	1,593,720.41	07/01/23
83	300830083	MH	Manteca	CA	Actual/360	6.360%	8,218.54	2,993.46	0.00	N/A	09/01/23	--	1,550,668.46	1,547,675.00	07/01/23
84	470087160	MF	New York	NY	Actual/360	4.800%	5,262.78	3,131.87	0.00	N/A	09/01/23	--	1,315,695.49	1,312,563.62	07/01/23
86	470087240	MF	Teaneck	NJ	Actual/360	5.470%	2,450.28	1,835.80	0.00	N/A	09/01/23	--	537,539.35	535,703.55	07/01/23
Totals							1,938,679.67	92,778,596.45	0.00				466,896,498.34	374,117,901.89
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,881,280.88	5,930,042.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,502,664.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,435,376.87	5,841,751.75	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,873,702.32	687,083.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,589,859.40	624,274.78	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,981,756.24	522,686.93	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,271,647.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(399,569.70)	0.00	--	--	01/11/23	0.00	0.00	73,301.38	440,182.67	3,518.57	0.00
29	1,411,746.33	375,090.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	976,930.00	367,026.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	499,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	807,427.05	204,124.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	619,622.00	25,777.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	417,792.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	643,747.07	705,000.83	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	954,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	187,988.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	732,976.70	195,831.47	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	21,389.73	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	971,214.90	226,051.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	733,378.22	202,413.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	431,650.00	215,825.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	664,147.00	279,651.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	446,147.38	148,624.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	505,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	366,002.96	83,506.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	433,136.40	114,832.60	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	255,579.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	272,273.15	66,126.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	604,091.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	49,353.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,933,546.08	17,003,711.03				0.00	0.00	73,301.38	440,182.67	24,908.30	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	440000261	24,029,874.10	Payoff Prior to Maturity	0.00	0.00
11	310920271	18,444,392.79	Payoff Prior to Maturity	0.00	0.00
52	310920134	4,303,073.05	Payoff Prior to Maturity	0.00	0.00
57	410919800	3,525,270.83	Payoff Prior to Maturity	0.00	0.00
62	410919482	3,038,653.01	Payoff Prior to Maturity	0.00	0.00
65	410919333	2,856,727.12	Payoff Prior to Maturity	0.00	0.00
78	410919480	1,712,241.01	Payoff Prior to Maturity	0.00	0.00
Totals		57,910,231.91		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	0	0.00	0	0.00	1	10,853,443.55	0	0.00	0	0.00	0	0.00	0	0.00	7	57,910,231.91	4.939757%	4.898314%	2
06/16/23	0	0.00	0	0.00	1	10,877,037.77	0	0.00	0	0.00	0	0.00	0	0.00	6	48,405,364.20	4.982722%	4.943479%	3
05/17/23	0	0.00	0	0.00	1	10,898,863.33	0	0.00	0	0.00	0	0.00	0	0.00	1	11,211,411.13	5.029156%	4.989787%	4
04/17/23	0	0.00	1	10,922,249.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	24,620,625.05	5.017744%	4.978609%	5
03/17/23	1	10,943,861.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022642%	4.981582%	6
02/17/23	1	10,970,386.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023104%	4.982028%	7
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023486%	4.982396%	8
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,167,488.51	5.023865%	4.982760%	9
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,445,403.01	5.019946%	4.978359%	10
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,879,449.51	5.019146%	4.977438%	11
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018704%	4.976842%	12
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019063%	4.977187%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	440000268	01/01/23	5	6	73,301.38	440,182.67	23,210.03	10,991,770.88	04/07/22	2
Totals					73,301.38	440,182.67	23,210.03	10,991,770.88

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		345,717,902	334,864,458	10,853,444		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		28,400,000	28,400,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	374,117,902	363,264,458	0	0	10,853,444	0
Jun-23	466,896,498	456,019,461	0	0	10,877,038	0
May-23	555,518,129	544,619,266	0	0	10,898,863	0
Apr-23	567,631,571	556,709,321	0	10,922,250	0	0
Mar-23	596,299,899	585,356,037	10,943,862	0	0	0
Feb-23	597,430,898	586,460,511	10,970,386	0	0	0
Jan-23	598,378,206	598,378,206	0	0	0	0
Dec-22	599,321,240	599,321,240	0	0	0	0
Nov-22	606,494,794	606,494,794	0	0	0	0
Oct-22	608,889,275	608,889,275	0	0	0	0
Sep-22	611,776,875	611,776,875	0	0	0	0
Aug-22	612,719,040	612,719,040	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	310920470	11,805,271.07	11,805,271.07	18,050,000.00	--	1,104,102.00	1.23000	12/31/22	09/01/23	241
24	440000268	10,853,443.55	10,991,770.88	10,900,000.00	12/13/22	(558,832.70)	(0.63000)	12/31/22	09/01/23	241
47	300830047	5,668,683.55	5,668,683.55	9,250,000.00	05/26/13	369,666.13	0.86000	12/31/22	08/01/23	241
Totals		28,327,398.17	28,465,725.50	38,200,000.00		914,935.43

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	310920470	OF	NC	06/22/23	13
Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

24	440000268	OF	NY	04/07/22	2

Borrower has indicated it would like to work with Lender to transition the Property to the Lender. The Borrower consented to the appointment of a receiver. Deed in lieu or cooperative foreclosure discussions are ongoing.

47	300830047	RT	GA	06/09/23	13
Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
43	820919812	6,190,259.54	5.27000%	6,190,259.54 5.27000%		10	11/17/20	12/01/20	12/11/20
Totals		6,190,259.54		6,190,259.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	300830014	02/17/22	14,383,080.19	10,800,000.00	10,233,058.07	522,448.45	10,233,058.07	9,710,609.62	4,672,470.57	(1,073.37)	699,729.65	3,972,740.92	22.07%
15	310919152	05/17/21	15,618,380.28	24,800,000.00	18,467,745.11	601,240.17	18,467,745.11	17,866,504.94	0.00	0.00	0.00	0.00	0.00%
20	300830020	02/18/21	12,074,738.08	5,000,000.00	6,471,640.57	3,447,761.17	6,471,640.57	3,023,879.40	9,050,858.68	0.00	152,045.32	8,898,813.36	62.01%
38	300830038	06/17/21	6,748,992.70	8,000,000.00	8,634,648.30	686,707.53	8,634,648.30	7,947,940.77	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			48,825,191.25	48,600,000.00	43,807,092.05	5,258,157.32	43,807,092.05	38,548,934.73	13,723,329.25	(1,073.37)	851,774.97	12,871,554.28

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	300830014	07/17/23	0.00	0.00	3,972,740.92	0.00	0.00	1,073.37	0.00	0.00	3,972,740.92
		04/17/23	0.00	0.00	3,971,667.55	0.00	0.00	(700,803.02)	0.00	0.00
		02/17/22	0.00	0.00	4,672,470.57	0.00	0.00	4,672,470.57	0.00	0.00
15	310919152	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	300830020	03/17/23	0.00	0.00	8,898,813.36	0.00	0.00	(152,045.32)	0.00	0.00	8,898,813.36
		02/18/21	0.00	0.00	9,050,858.68	0.00	0.00	9,050,858.68	0.00	0.00
38	300830038	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	1,073.37	0.00	0.00	1,073.37
Cumulative Totals			0.00	0.00	12,871,554.28	0.00	0.00	12,871,554.28	0.00	0.00	12,871,554.28

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,266.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	371.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	0.00	0.00	228.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,266.05	0.00	599.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,865.66

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $99,483,000.00 of Class PEX was exchanged for $50,394,952.00 of Class A-S, $28,142,592.00 of Class B, and $20,945,456.00 of Class C.

Exchange of Exchangeable Certificates--June 2018

In June 2018 an exchange of exchangeable certificates took effect in which $19,565,000.00 of Class PEX was exchanged for $9,911,629.00 of Class A-S, $5,534,939.00 of Class B, and $4,118,432.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28